REVENUE FROM CONTRACTS WITH CUSTOMERS (Details Narrative) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenue From Contract With Customers
Percentage of revenue	4.75%	4.75%
Revenue considerations	$ 59	¥ 408	¥ 1,631	¥ 991